Advances to Honesty Group and suppliers	12 Months Ended
Dec. 31, 2012
Advances To Honesty Group And Suppliers [Abstract]
Advances to Honesty Group and suppliers

Note 7 - Advances to Honesty Group and suppliers

Advances to Honesty Group and suppliers as of December 31, 2012 and 2011 consisted of the following:

	2012	2011

Advances to Honesty Group	$9,408	$-
Advances to suppliers	19,103	4,609
Advances to Honesty Group and suppliers	$28,511	$4,609

The Company makes advances to Honesty Group and certain vendors for inventory purchases.